Share Capital	6 Months Ended
Jun. 30, 2023
Share Capital [Abstract]
SHARE CAPITAL

NOTE 12 – SHARE CAPITAL

Authorized

The Company has authorized 50,085,700 ordinary shares with a par value of €0.05.

Issuances

During December 2022, we issued 50,000,000 ordinary shares (pre-stock split: 2,500,000 shares) for proceeds of €2,500,000, to our parent company, who is also our sole shareholder.

The Company has reflected this issuance of ordinary shares for all periods presented due to their nominal value, relative to the planned Initial Public Offering. The Company accounted for the proceeds as share capital in the year ended December 31, 2022. Earnings per share and ordinary shares outstanding have been retroactively reflected to show this issuance from the earliest period reported.

Stock Split

In February 2023, the Company approved a forward stock split of the issued and outstanding ordinary shares on a 20-for-1 basis. We increased our issued and outstanding share capital from 2,504,285 ordinary shares to 50,085,700 ordinary shares. The approval, from the Commercial Registry of Valencia, for the forward stock split has been approved on February 1, 2023. The consolidated financial statements retrospectively reflected the forward stock split.